Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable Emerging Markets Equity Fund - Fidelity Sustainable Emerging Markets Equity Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 128
3 years	975
5 years	1,948
10 years	$ 4,416